Overview and Basis of Presentation (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Oct. 22, 2019	Sep. 23, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Overview and Basis of Presentation
Shares issued	1,875,000	12,500,000
Net proceeds					$ 200,531
Offering expenses			$ 295	$ 7	$ 5,164	$ 493
IPO
Overview and Basis of Presentation
Shares issued		12,500,000
Offering price		$ 15.00
Net proceeds		$ 194,600
Payments of underwriting discounts and commissions		15,100
Offering expenses		5,900
Repayment of debt	$ 26,100	$ 170,300
Over-Allotment Option
Overview and Basis of Presentation
Shares issued		1,875,000
2018 Term Loan | IPO
Overview and Basis of Presentation
Repayment of debt		$ 196,400